OppenheimerFunds, Inc.

Two World Financial Center
225 Liberty Street
New York, New York 10281

July 7, 2010

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

Re:     Registration Statement on Form N-14 for Oppenheimer Main Street Fund; Prospectus and Proxy Statement for Oppenheimer Principal Protected Main Street Fund; File No. 333-166553

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of combined Prospectus and Proxy Statement and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act on behalf of Oppenheimer Main Street Fund (the "Registrant"), a series of Oppenheimer Main Street Funds, Inc. would not have differed from that contained in the Registrant's Registration Statement on Form N-14, which was filed electronically with the Securities and Exchange Commission on June 25, 2010, and declared effective June 28, 2010.

Thank you for your assistance.

Sincerely,

/s/ Amee Kantesaria
--------------------------------------

Amee Kantesaria

Vice President and Assistant Counsel
Tel.: 212.323.5217
Fax: 212.323.4070
akantesaria@oppenheimerfunds.com

cc:     Ms. Valerie J. Lithotomos, Esq., Securities and Exchange Commission
     Nancy S. Vann, Esq.